INCOME TAX EXPENSE AND DEFERRED TAXES - Deferred income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	$ 77,242,172	$ 61,729,542
Deferred tax liabilities	(240,592,395)	(228,325,642)
Total assets net	2,428,333	1,858,727
Total liabilities net	(165,778,556)	(168,454,827)
Property, plant and equipment
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	5,351,293	5,944,185
Deferred tax liabilities	(58,230,728)	(52,435,301)
Obsolescence provisions
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	1,871,168	1,696,051
ICMS exclusion credit
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	2,686,693
Deferred tax liabilities		(4,925,230)
Employee benefits
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	5,033,868	3,163,172
Deferred tax liabilities	(3,348)	(115,828)
Provision for severance indemnity
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	2,789,893	271,789
Deferred tax liabilities	(42,264)	(271,367)
Tax loss carry forwards
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	5,569,124	4,292,863
Deferred tax liabilities		(698)
Tax goodwill Brazil
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(9,081,512)	(3,126,125)
Contingency provision
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	27,145,591	30,216,275
Foreign Exchange differences
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	11,478,538	7,165,844
Allowance for doubtful accounts
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	803,608	638,484
Coca-Cola incentives (Argentina)
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	633,919
Assets and liabilities for placement of bonds
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(610,594)	(2,081,271)
Financial expense
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(1,894,010)
Lease liabilities
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	1,874,166	1,781,922
Inventories
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	1,312,833	652,669
Distribution rights
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(154,669,995)	(151,228,739)
Prepaid income
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	5,339,265	1,711,461
Deferred tax liabilities	(8,287)
Spare parts
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(4,142,782)	(3,374,376)
Intangibles
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	69,395	130
Deferred tax liabilities	(7,388,202)	(5,440,229)
Others
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	5,282,818	4,194,697
Deferred tax liabilities	(4,520,673)	(5,326,478)
Offsetting of deferred tax assets/(liabilities)
INCOME TAX EXPENSE AND DEFERRED TAXES
Offsetting of deferred tax assets	(74,813,839)	(59,870,815)
Offsetting of deferred tax liabilities	$ 74,813,839	$ 59,870,815